Offerings - Offering: 1	Nov. 25, 2024 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.2000% Ally Financial Term Notes, Series A Due November 15, 2027
Maximum Aggregate Offering Price	$ 7,178,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,098.95
Offering Note	1) Calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended.